Note 6 - Financial Assets and Financial Liabilities (Details Textual) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)
Statement Line Items [Line Items]
Issue of equity		$ 394
Total issued capital		18	$ 18
Capital reserved for investments in listed equity securities		70,000
Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Receivables due from associates		25,100
OPay Limited [member]
Statement Line Items [Line Items]
Investments in associates reported in separate financial statements		163,500
AB Fjord Bank [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Investments in associates reported in separate financial statements		900
Star X [member]
Statement Line Items [Line Items]
Investments in associates reported in separate financial statements				$ 83,500
Dividend payables		25,100
Financial assets, at fair value		53,700
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss at end of period		$ 3,500
Star X [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		6.2	5.7
Nanobank [member]
Statement Line Items [Line Items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss at end of period			$ 1,100
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			$ 1,100
Nanobank [member] | Series C preferred shares in OPay [member]
Statement Line Items [Line Items]
Increase (decrease) in preferred shares issued (in shares) | shares	58,785,744
Issue of equity	$ 77,400
Percentage of net reduction in value	6.00%
Net reduction in value	$ 4,900
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		9.47%	6.44%
OPay Digital Services Limited [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets			10
OPay Digital Services Limited [member] | Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		19.5	18.9
OPay Digital Services Limited [member] | Preference shares [member]
Statement Line Items [Line Items]
Total issued capital		$ 77,400